Other information (Tables)	12 Months Ended
Dec. 31, 2019
Other Information Tables Abstract
Subsidiaries
Name	Place of business/ country of incorporation	Functional currency	Ownership interest held by the Group 2019 2018		Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.	U.S.	USD	100%	100%	Subsidiary for basic research

Compensation of executive management
Board Compensation	2019	2018	2017
		(in €)
Executive Management
Short-term employee benefits	2,793,529	2,524,202	1,986,973
Share-based payments	5,218,324	9,801,454	3,187,438
Total	8,011,853	12,325,656	5,174,411
Non-executive Board of Directors
Short-term employee benefits	269,031	238,180	80,735
Share-based payments	710,611	1,085,917	42,860
Total	979,642	1,324,098	123,596
Total Compensation	8,991,495	13,649,754	5,298,007

Share-based payments

	2019 number	2019 WAEP	2018 number	2018 WAEP
Outstanding at January 1	289.309	€0.01	533.820	€0.01
Exercised during the year (1)	140.876	€0.01	244.511	€0.01
Outstanding at December 31	148.433	€0.01	289.309	€0.01
Exercisable at December 31	148.433	€0.01	289.309	€0.01
(1) The weighted average share price at the date of exercise of these options was $3.02/€2.70* (2018: $33,82/ €28,62*).
* average conversion rates used for one $: 2019 $0.8932, 2018 $0.8464

	2019 number	2019 WAEP	2018 number	2018 WAEP
Outstanding at January 1	1.181.484	€7,81	1.239.252	€7,81
Exercised during the year (1)	—	—	57.768	€7,81
Outstanding at December 31	1.181.484	$3,35/€2.98*	1.181.484	€7,81
Exercisable at December 31	1.181.484	$3,35/€2.98*	1.181.484	€7,81
(1) The weighted average share price at the date of exercise in 2018 for these options was $32,82/€27.78*.
* conversion rates used for one €: December 31, 2019 $0.8902, average rate 2018 $0.8464

	2019 number	2019 WAEP	2018 number	2018 WAEP
Outstanding at January 1	2.051.009	$3,61/€3.16*	1.869.192	$3,35/€2.79*
Granted during the year	242.450	$3,25/€2.91*	208.073	$5,96/€5.05*
Forfeited during the year	112.354	$6,17/€5.51*	26.256	$3,35/€2.84*
Outstanding at December 31	2.181.105	$3,44/€3.06*	2.051.009	$3,61/€3.16*
Exercisable at December 31	1.319.548	$3,52/€3.13*	626.933	$3,35/€2.93*
* conversion rates used for one €: December 31, 2019 $0.8902, average rate 2019 $0.8932, January 1, 2019/December 31, 2018 $0.8734, average rate 2018 $0.8464

Fair value of stock options granted
Share options granted	Number	Per option	FX rate as of grant date	Per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2018
February 7*	28,002	$13.79	0.82	€11.24	$22.75	0.73	4.9	2.60%
May 30	20,000	$22.37	0.86	€19.23	$37.85	0.73	4.6	2.70%
July 20	54,000	$19.80	0.86	€16.96	$32.40	0.73	4.9	2.80%
Sept. 21*	18,450	$20.17	0.85	€17.15	$33.06	0.73	4.9	3.00%
Nov. 20*	12,621	$13.39	0.88	€11.75	$26.02	0.65	4.0	2.93%
November 20/ Jan. 1, 2019*	75,000	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
	208,073
2019
January 1	—	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
February 4	18,450	$18.17	0.87	€15.87	$32.63	0.65	4.9	2,60%
May, 14	36,000	$22.54	0.89	€20.08	$41.39	0.65	4.7	2.30%
Repricing, July 3	—	$0.46-$1.08	0.89	€0.40-€0.96	$3.35	1.35	2.3-4.6	2.30%
October 24	50,000	$1.96	0.90	€1.76	$2.28	1.35	4.7	1,65%
December 16	38,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
December 16*	100,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
	242,450
Expected dividends are nil for all share options listed above. * Options granted to the executive management or board of directors

Recognized compensation expenses per share option plan
	2022	2021	2020	2019	2018	2017
			(in million €)
2016 Plan	—	—	—	—	—	4.0
2017 Long-Term Incentive plan	0.0	0.3	2.1	5.2	12.1	0.6
Repricing consummated on July 3, 2019
2016 Plan	—	—	—	0.5	—	—
2017 Long-Term Incentive plan	0.0	0.0	0.3	1.1	—	—
Total compensation expense	0.0	0.3	2.4	6.8	12.1	4.6

Right of use assets and lease liabilities
2019
Operating lease commitments disclosed as of December 31, 2018	575,000
Short-term leases recognized on a straight-line basis as expense	(17,765)
Low-value leases recognized on a straight-line basis as expense	(5,993)
Adjustments as a result of a different treatment of extension and termination options	201,127
Total	752,369
Discount using the lessee’s incremental borrowing rate of at the date of initial application	(21,697)
Lease liability recognized as of January 1, 2019	730,672
thereof current lease liability	215,312
thereof non-current lease liabilities	515,360